Warranty	9 Months Ended
Sep. 30, 2017
Product Warranties Disclosures [Abstract]
Warranty

9.	Warranty
We record a liability for warranty claims at the time of sale. The amount of the liability is based on the trend in the historical ratio of claims to sales, the historical length of time between the sale and resulting warranty claim, new product introductions and other factors. Warranty terms on machines generally range from one to four years. However, the majority of our claims are paid out within the first six to nine months following a sale. The majority of the liability for estimated warranty claims represents amounts to be paid out in the near term for qualified warranty issues, with immaterial amounts reserved to be paid for older equipment warranty issues.
The changes in warranty reserves for the nine months ended September 30, 2017 and 2016 were as follows:

	Nine Months Ended
	September 30
	2017	2016
Beginning balance	$10,960	$10,093
Additions charged to expense	8,879	8,888
Acquired warranty obligations	384	—
Foreign currency fluctuations	225	85
Claims paid	(8,912)	(8,707)
Ending balance	$11,536	$10,359